Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

4. Fair Value Measurements

Accounting Standards Codification Topic 820 (ASC 820) defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities they are required to be recorded at their fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy which requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The standard establishes three levels of inputs that may be used to measure fair value:

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Level 1: quoted prices in active markets for identical assets or liabilities;
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Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
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Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Plan’s valuation methodologies used for measuring the fair values are as follows:

Mutual funds: valued at quoted market price, which represent the estimated fair value of the shares held in such funds.

Methode Electronics, Inc. Common Stock Fund: the fund invests primarily in Methode Electronics, Inc. common stock, which is traded on the New York Stock Exchange (NYSE) under the ticker symbol (MEI) and is valued at its quoted market price at the daily close of the NYSE. A small portion of the fund is invested in short-term money market instruments. The money market portion of the fund provides liquidity, which enables the Plan participants to transfer money daily among all investment choices.

There have been no changes in these methodologies used at December 31, 2025 or 2024.

The following summarizes investments by classification and method of valuation for the year ended December 31, 2025:

	2025
	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$83,185,174	$—	$—	$83,185,174

Methode Common Stock Fund	1,499,449	—	—	1,499,449

Total Investments, at fair value	$84,684,623	$—	$—	$84,684,623

The following summarizes investments by classification and method of valuation for the year ended December 31, 2024:

	2024
	Fair Value Measurements Using Input Type
	Level 1	Level 2	Level 3	Total
Mutual Funds	$76,481,637	$—	$—	$76,481,637

Methode Common Stock Fund	2,675,553	—	—	2,675,553

Total Investments, at fair value	$79,157,190	$—	$—	$79,157,190